Details of Significant Accounts - Cash and cash equivalents , additional Information (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Details of Significant Accounts [Abstract]
Percentage of cash and cash equivalents in reporting currency	94.00%
Cash and cash equivalent pledged	$ 0